Income Taxes (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		$ (78,047)	$ (58,435)
Changes recorded on the statement of profit and loss		(3,963)	(14,124)
Changes recorded in other comprehensive income		1,346	252
Change as a result of sale of subsidiary			10
Translation differences		(6,298)	(5,750)
Balance of deferred tax asset (liability)		(86,962)	(78,047)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		(82,805)	(79,059)
Changes recorded on the statement of profit and loss		(6,230)	2,843
Changes recorded in other comprehensive income
Change as a result of sale of subsidiary
Translation differences		(6,639)	(6,589)
Balance of deferred tax asset (liability)		(95,674)	(82,805)
Carryforward of losses and deductions for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		2,518	18,690
Changes recorded on the statement of profit and loss		(951)	(17,213)
Changes recorded in other comprehensive income
Change as a result of sale of subsidiary
Translation differences		124	1,041
Balance of deferred tax asset (liability)		1,691	2,518
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	[1]	2,240	1,934
Changes recorded on the statement of profit and loss	[1]	3,218	246
Changes recorded in other comprehensive income	[1]	1,346	252
Change as a result of sale of subsidiary	[1]		10
Translation differences	[1]	217	(202)
Balance of deferred tax asset (liability)	[1]	$ 7,021	$ 2,240

[1]	This amount includes deferred tax arising from derivative instruments, intangibles, undistributed profits, non-monetary items and trade receivables distribution.